Stockholders' Deficit (Details 1) (USD $)	12 Months Ended
Dec. 31, 2010
Exercise price	$ 425
Expected dividends	0.00%
Expected volatility	74.80%
Risk fee interest rate	1.40%
Expected life of option	2 years 6 months
Expected forfeiture	0.00%